Warrants Issuance: Summary of warrant activity (Tables)	12 Months Ended
Sep. 30, 2013
Tables/Schedules
Summary of warrant activity

Below is a summary of warrant activity for the year ended September 30, 2013:

	Number Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (in years)	Weighted Average Grant Date Fair Value Per Share
Outstanding at September 30, 2012	0	---	---	0
Granted	569,750	$1.00	2.24	$0.63
Exercised	---	---	---	---
Expired or Cancelled	---	---	---	---
Outstanding at September 30, 2013	569,750	$1.00	2.24	$0.63